Financing Transactions - Summary of Proceeds Received from Financial Transactions (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Subsidiary, Sale of Stock [Line Items]
Net Proceeds Received	$ 452,061	$ 446,893	$ 496,224
Teekay Offshore [Member] | Continuous Offering Program [Member]
Subsidiary, Sale of Stock [Line Items]
Total Proceeds Received	7,784	2,819
Less: Teekay Corporation Portion	(156)	(59)
Offering Expenses	(153)	(449)
Net Proceeds Received	7,475	2,311
Teekay Offshore [Member] | Direct/Private Equity Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Total Proceeds Received	178,569	115,688	45,919
Less: Teekay Corporation Portion	(3,571)	(2,314)	(919)
Offering Expenses	(75)	(188)
Net Proceeds Received	174,923	113,186	45,000
Teekay Offshore [Member] | Public Offerings [Member]
Subsidiary, Sale of Stock [Line Items]
Total Proceeds Received			219,474
Less: Teekay Corporation Portion			(4,389)
Offering Expenses			(8,164)
Net Proceeds Received			206,921
Teekay Offshore [Member] | Preferred Units Offering [Member]
Subsidiary, Sale of Stock [Line Items]
Total Proceeds Received		150,000
Offering Expenses		(5,200)
Net Proceeds Received		144,800
Teekay LNG [Member] | Continuous Offering Program [Member]
Subsidiary, Sale of Stock [Line Items]
Total Proceeds Received	42,556	5,383
Less: Teekay Corporation Portion	(851)	(107)
Offering Expenses	(901)	(457)
Net Proceeds Received	40,804	4,819
Teekay LNG [Member] | Direct/Private Equity Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Total Proceeds Received		40,816
Less: Teekay Corporation Portion		(816)
Offering Expenses		(40)
Net Proceeds Received		39,960
Teekay LNG [Member] | Public Offerings [Member]
Subsidiary, Sale of Stock [Line Items]
Total Proceeds Received	140,784	150,040	189,243
Less: Teekay Corporation Portion	(2,816)	(3,001)	(3,784)
Offering Expenses	(299)	(5,222)	(6,927)
Net Proceeds Received	137,669	141,817	178,532
Teekay Tankers [Member] | Public Offerings [Member]
Subsidiary, Sale of Stock [Line Items]
Total Proceeds Received	116,000		69,000
Less: Teekay Corporation Portion	(20,000)
Offering Expenses	(4,810)		(3,229)
Net Proceeds Received	$ 91,190		$ 65,771